Note 9 - Term Loans and Line of Credit Agreements	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Debt Disclosure [Text Block]

Note 9.  Term Loans and Line of Credit Agreements

2022 Term Loan Agreement

On August 5, 2022, Avalon and certain direct and indirect wholly owned subsidiaries entered into a loan and security agreement (the “2022 Term Loan Agreement”) with Laurel Capital Corporation which provided for a $31.0 million term loan. At closing, $20.2 million of the proceeds were used to pay off and refinance amounts outstanding and associated interest under our 2019 Term Loan Agreement with Laurel Capital Corporation and $0.4 million of the proceeds were utilized to pay transaction costs. The remaining proceeds of approximately $10.4 million were deposited into a project fund account for which those proceeds are to fund future costs of renovating and expanding both The Grand Resort and Avalon Field Club at New Castle. At December 31, 2022, loan proceeds of $10.4 million are presented in the Consolidated Balance Sheets as “Restricted cash.” The 2019 Term Loan Agreement was terminated in conjunction with the 2022 Term Loan Agreement.

The 2022 Term Loan Agreement is payable in 119 equal monthly installments of principal and interest, based on a twenty-five (25) year maturity schedule which commenced September 5, 2022 followed by one final balloon payment of all remaining principal, interest and fees due on the maturity date of August 5, 2032. Upon request by Avalon, project fund proceeds can be utilized to pay debt service. Borrowings under the 2022 Term Loan Agreement bear interest at a fixed rate of 6.00% until the seventh anniversary date of the closing at which time the interest rate will be reset to a fixed rate equal to the greater of (a) 6.00% per annum or (b) the sum of the three year treasury rate on the date two (2) business days prior to the reset date plus 3.40%, provided that the applicable rate shall in no event exceed 8.50% per annum.

Avalon has the right to prepay the amount outstanding under the 2022 Term Loan Agreement, in whole or in part, at any time upon payment of the principal amount of the loan to be prepaid plus accrued unpaid interest thereon to the prepayment date, plus an applicable prepayment penalty. The prepayment penalty, expressed as a percentage of the principal of the loan being prepaid, is six percent (6%) on any prepayment in the first five years; four percent (4%) on any prepayment in the sixth and seventh year; three percent (3%) on any prepayment in the eighth and ninth year; and two percent (2%) on any prepayment in the tenth year.

Borrowings under the 2022 Term Loan Agreement are secured by certain real property and related business assets as defined in the agreement. The 2022 Term Loan Agreement contains a Fixed Charge Coverage Ratio requirement of at least 1.20 tested on an annual basis on December 31 of each year, commencing December 31, 2023. The 2022 Term Loan also contains other nonfinancial covenants, customary representations, warranties and events of default. Avalon was in compliance with the 2022 Term Loan Agreement covenants at December 31, 2022.

The Company capitalized approximately $0.6 million of debt issuance costs in connection with the 2022 Term Loan Agreement in accordance with ASC Subtopic 470-50, Debt-Modifications and Extinguishments. The Company is amortizing these costs over the life of the 2022 Term Loan Agreement. In accordance with ASU 2015-03, Simplifying the Presentation of Debt Issuance Costs, these costs are presented in the Consolidated Balance Sheets as a direct reduction from the carrying amount of the term loan liability.

Line of Credit Agreement

On May 31, 2018, Avalon entered into a business loan agreement with Premier Bank (formerly Home Savings Bank), (the “Line of Credit Agreement”) which provides for a line of credit of up to $5.0 million. On July 22, 2022, the Company amended the Line of Credit Agreement to extend the maturity date to July 31, 2024.  Under the Line of Credit Agreement, borrowings in excess of $1.0 million are subject to a borrowing base which is calculated based off a specific level of eligible accounts receivable of the waste management business as defined in the agreement.

At December 31, 2022, approximately $1.6 million was outstanding under the Line of Credit Agreement. No amounts were drawn under the Line of Credit Agreement at December 31, 2021. At December 31, 2022 and 2021, approximately $3.4 million and $5.0 million, respectively, were available under the Line of Credit Agreement. Outstanding borrowings under the Line of Credit Agreement bear interest at Prime Rate plus .25%. At December 31, 2022, the interest rate on the Line of Credit Agreement was 7.75%.

Borrowings under the Line of Credit Agreement are secured by certain business assets of the Company including accounts receivable, inventory and equipment. The Line of Credit Agreement contains a Fixed Charge Coverage Ratio requirement of at least 1.20 tested on an annual basis on December 31 of each year. The Line of Credit Agreement also contains other nonfinancial covenants, customary representations, warranties and events of default. Avalon was in compliance with the Line of Credit Agreements covenants at December 31, 2022 and 2021.

Avalon Holdings Corporation and Subsidiaries

Paycheck Protection Program Loan

The Coronavirus Aid, Relief, and Economic Security Act, or (“CARES”) Act, which was signed into law in March 2020, authorized the Small Business Administration to temporarily guarantee loans under a loan program called the Paycheck Protection Program (the “Program”). The Program provides for 100% federally guaranteed loans to small businesses to allow employers to keep workers employed and maintain payroll during the pandemic and economic downturn. Under the Program, the borrower is eligible for loan forgiveness up to the amount the borrower spends on certain eligible costs during the covered period beginning on the date the proceeds were received on the loan. Eligible costs under the Program include payroll costs, interest on mortgage obligations incurred before the covered period, rent on leasing agreements and utility services. Collateral or guarantor support is not required for the loan.

In 2020, certain wholly-owned subsidiaries of Avalon entered into agreements and received a total of approximately $2.8 million in loans under the Program. The Company utilized the entire balance of the loan proceeds in accordance with the Program’s guidelines and subsequently applied for forgiveness with the Small Business Administration.

The Company accounted for the loans in accordance with ASC 470 – Debt.  Under ASC 470, the debt will be derecognized when the debt is extinguished in accordance with the guidance in ASC 405-20, Liabilities: Extinguishments of Liabilities. Debt forgiven in accordance with the Program is recognized in the Consolidated Statements of Operations as a gain on debt extinguishment. During 2020, approximately $0.8 million of the loans and $4,000 of associated interest were forgiven by the Small Business Administration. During 2021, the remaining $2.0 million of the loans and $17,000 of associated interest were forgiven by the Small Business Administration.

During the years ended December 31, 2022 and 2021, the weighted average interest rate on outstanding borrowings was 5.50% and 4.93%, respectively.

Obligations under the Company’s term loan agreements at December 31, 2022 and 2021 consist of the following (in thousands):

	December 31, 2022
	Gross Amount	Debt Issuance Costs	Net Amount
2022 Term Loan Agreement	$30,820	$(559)	$30,261
Less current portion	563	(60)	503
Long-term debt	$30,257	$(499)	$29,758

	December 31, 2021
	Gross Amount	Debt Issuance Costs	Net Amount
2019 Term Loan Agreement	$20,833	$(331)	$20,502
Less current portion	1,168	(42)	1,126
Long-term debt	$19,665	$(289)	$19,376

Obligations under the Company’s Line of Credit agreement at December 31, 2022 were approximately $1.6 million which matures of July 31, 2024. No amounts were outstanding under the Line of Credit Agreement at December 31, 2021.

For the twelve months ending December 31, future maturities under the Company’s 2022 Term Loan and Line of Credit Agreements are as follows (in thousands):

2023	$563
2024	2,148
2025	634
2026	674
2027	715
Thereafter	27,636
Total	$32,370

Avalon Holdings Corporation and Subsidiaries